Cost of Sales by Nature - Cost of Sales by Nature (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Raw material	$ 1,751	$ 1,612
Wages and employee benefits expenses	689	662
Energy	259	248
Delivery	331	269
Depreciation and amortization	215	192
Other	463	397
Cost of sales	$ 3,708	$ 3,380